COMMITMENTS & CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS & CONTINGENCIES

Note 12– Commitments & Contingencies

In April 2018, the Bank conducted a foreclosure sale of certain real and personal property which secured four non-accruing loans originally made by the Bank. The aggregate outstanding principal balance of these loans was approximately $7.5 million, of which (a) approximately $4.9 million was due and owing to the Bank and (b) approximately $2.6 million was due and owing to another financial institution who purchased participation interests in certain of these loans (the “Participant”). The Bank received approximately $8.3 million in proceeds from this foreclosure sale. The U.S. Small Business Administration (“SBA”), which also made a secured loan to the same obligors, has since disputed the Bank’s retention of, and claimed priority to, a portion of the proceeds generated from this foreclosure sale, alleging a breach of contract and seeking monetary damages in the approximate amount of $2.0 million. The Bank has partially denied liability, and in addition to its defenses, has asserted a counterclaim against the SBA and its assignee, Granite State Economic Development Corporation, seeking equitable reformation of the contract at issue on the basis of a mutual mistake of fact. On March 5, 2019, the Bank participated in a mediation of this matter. Pending the outcome of this lawsuit and this mediation, the Bank has segregated into a separate deposit account the entire amount in dispute, consisting of $1.4 million that would be retained by the Bank, and $543,000 that would be provided to the participating institution. Management does not believe that the ultimate resolution of this matter will be material to the Bank’s financial condition or results of operations.

Note 12 - Commitments and Contingent Liabilities

At December 31, 2018, the Company was obligated under non-cancelable operating leases for bank premises and equipment.

The total minimum rental due in future periods under these existing agreements is as follows at December 31, 2018:

(In thousands)
2019	$285
2020	244
2021	252
2022	252
2023	252
Years thereafter	1,908
Total minimum lease payments	$3,193

The total rental expense amounted to $460,000 and $349,000 for the years ended December 31, 2018 and 2017, respectively.

Litigation

In April 2018, the Bank conducted a foreclosure sale of certain real and personal property which secured four non-accruing loans originally made by the Bank.  The aggregate outstanding principal balance of these loans was approximately $7.5 million, of which (a) approximately $4.9 million was due and owing to the Bank and (b) approximately $2.6 million was due and owing to another financial institution who purchased participation interests in certain of these loans (the “Participant”). The Bank received approximately $8.3 in proceeds from this foreclosure sale. The U.S. Small Business Administration (“SBA”), which also made a secured loan to the same obligors, has since disputed the Bank’s retention of, and claimed priority to, a portion of the proceeds generated from this foreclosure sale, alleging a breach of contract and seeking monetary damages in the approximate amount of $2.0 million. The Bank has partially denied liability, and in addition to its defenses, has asserted a counterclaim against the SBA and its assignee, Granite State Economic Development Corporation, seeking equitable reformation of the contract at issue on the basis of a mutual mistake of fact. On March 5, 2019, the Bank participated in a mediation of this matter. Pending the outcome of this lawsuit and this mediation, the Bank has segregated into a separate deposit account the entire amount in dispute, consisting of $1.4 million that would be retained by the Bank, and $543,000 that would be provided to the participating institution. Management does not believe that the ultimate resolution of this matter will have a significant impact on the Bank’s financial condition or results of operations.

From time to time, the Company is involved in litigation incidental to its business. The Company does not believe that the ultimate resolution of these legal matters will have a significant impact on the Company’s financial condition and results of operations.